Leases and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Leases And Other Commitments [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2017, future minimum rental payments under noncancelable operating leases approximate the following:

(in thousands)
2018	$97,935
2019	88,298
2020	70,500
2021	56,693
2022	43,976
Thereafter	121,875
$479,277